Business Combination (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Business Combination (Details) [Line Items]
Subscribed shares	2,760,000
Subscribed per share (in Dollars per share) | $ / shares	$ 10
Aggregate proceeds (in Dollars) | $	$ 27,600,000
Shares redemption rights percentage	93.00%
Redemption price per share (in Dollars per share) | $ / shares	$ 10.07
Aggregate redemption cost (in Dollars) | $	$ 75,300,000
Recognized gain (in Dollars) | $	$ 4,700,000
IPO [Member]
Business Combination (Details) [Line Items]
Shares sold	7,479,065
Legacy AT [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Aggregate shares	34,557,480
Shares issued to holders	2,000,000